Revenue (Tables)	12 Months Ended
Dec. 31, 2019
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Schedule of Revenue

	Year Ended December 31, 2019
	Revenue from contracts with customers	Other revenue (a)	Total revenue

Total revenue:

Copper	$794,870	$(7,060)	$787,810

Gold	353,668	11,338	365,006

Silver	12,932	266	13,198

	$1,161,470	$4,544	$1,166,014

	Year Ended December 31, 2018
	Revenue from contracts with customers	Other revenue (a)	Total revenue

Total revenue:

Copper	$899,737	$(33,195)	$866,542

Gold	299,820	609	300,429

Silver	12,946	105	13,051

	$1,212,503	$(32,481)	$1,180,022
(a) Other revenue relates to gains (losses) on the revaluation of trade receivables.